Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Schedule Of Total Stock Option And Award Activity

	Stock Options				Stock Awards
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price

Outstanding at January 1, 2011	2,586,646	$47.19			151,620	$48.00
Granted	513,100	65.17			125,741	64.74
Exercised/Vested	(433,321)	36.22			(58,238)	57.61
Canceled/ Forfeited	(27,902)	51.99			(4,000)	44.02
Outstanding at December 31, 2011	2,638,523	52.44	6.6	$12,748	215,123	55.25
Vested and expected to vest
at December 31, 2011	2,630,500	52.45	6.6	12,724	n.a.	n.a.
Exercisable at December 31, 2011	1,630,660	49.22	5.5	11,506	n.a.	n.a.

Schedule Of Fair Value Assumptions Used To Value The Grants

	2011	2010	2009

Stock price on date of issuance	$65.17	$52.76	$44.02
Grant date fair value per share	$19.08	$15.21	$14.04
Number of options granted	513,100	515,100	508,600
Expected term (years)	4.9	5.1	5.1
Risk free rate of return	2.35%	2.43%	1.74%
Volatility	32.8%	33.5%	35.0%
Dividend yield	1.0%	1.5%	0.6%
Forfeiture rate	-	1.6%	2.0%

Schedule Of Other Data For Stock Option And Stock Award Activity

	Years Ended December 31,
	2011	2010	2009

Total compensation cost of stock-based compensation
plans charged against income	$14,237	$14,961	$15,726
Total income tax benefit recognized in income for stock
based compensation plans	5,232	5,499	5,780
Total intrinsic value of stock options exercised	12,925	10,096	5,079
Total intrinsic value of stock awards vested during the period	3,757	8,437	5,604
Per-share weighted averaged grant-date fair value of
stock awards granted	64.74	57.13	44.54

Schedule Of Other Data For Stock Options And Stock Awards

	Stock	Stock
	Options	Awards
Total unrecognized compensation related to nonvested options and awards at end of year	$9,851	$5,995
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	1.8	1.8
Actual income tax benefit realized from options exercised during the year	$4,764	n.a.

Schedule Of Price Targets And Pools Of Unrestricted Shares To Be Granted

	February 2011 Price Targets for the			May 2009 Price Targets for the
	three years ending February 18, 2014			three years ending February 28, 2012
Price target	$79.00	$85.00	$90.00	$54.00	$58.00	$62.00
Number of shares in the pool	25,000	25,000	25,000	22,500	33,750	33,750
Shares awarded:
From the pool	-	-	-	22,500	33,750	33,750
Discretionary shares	-	-	-	5,400	7,350	7,350
Total shares	-	-	-	27,900	41,100	41,100
Pretax cost of award (in thousands)	n.a.	n.a.	n.a.	$1,799	$2,935	$3,012
Date of award	n.a.	n.a.	n.a.	April 2010	December 2010	January 2011

Schedule Of Cumulative Adjusted EBITDA Earnings Targets And Pools Of Unrestricted Shares To Be Granted

	Cumulative EBITDA Targets
	November 2009	May 2007
Beginning measurement date	January 1, 2010	January 1, 2007
Three-year EBITDA Target (in thousands)	$640,000	$465,000
Four-year EBITDA target (in thousands)	825,000	604,000
Shares in EBITDA pool	80,000	80,000
Shares awarded:
From the pool	-	80,000
Discretionary shares	-	16,200
Total shares	-	96,200
Pretax cost of award (in thousands)	-	$5,007
Date of award	n.a.	November 2009